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                            SUPPLEMENT TO PROSPECTUS
           THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              DATED MARCH 20, 1997


                                    ROTH IRA

     The section "Qualified Retirement Plans - Roth IRA" is amended to add the following:

The state income tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. A tax advisor should be consulted regarding the state law treatment of a Roth IRA.


                         SUPPLEMENT DATED APRIL 7, 1998





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